LEASE LIABILITIES	12 Months Ended
Dec. 31, 2025
Lease Liabilities
LEASE LIABILITIES

NOTE 12 – LEASE LIABILITIES

The Company has lease contracts for machinery and equipment and factory premises. The lease agreements do not impose any covenants, but lease assets may not be used as security for borrowing purposes. Lease contract for factory premises expired on December 31, 2025. The movement in the carrying amount of lease liabilities are as follows:

	As of Dec 31, 2024	As of Dec 31, 2025
	S$’000	S$’000

Lease liabilities, beginning	15,454	14,286
Additions	10,442	10,384
De-recognised	(3,799)	(1,724)
Accretion of interest	827	791
Lease payments	(8,638)	(9,573)
Lease liabilities, ending	14,286	14,164

Lease liabilities are presented in the statement of financial position as follows:

	As of Dec 31, 2024	As of Dec 31, 2025
	S$’000	S$’000

Lease liabilities, current	7,421	6,606
Lease liabilities, non-current	6,865	7,558
	14,286	14,164